ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONAL CASH FLOW INFORMATION
Grants receivable and other current assets	$ 125	$ 220
Deferred grants	(72)	(470)
Mining tax credits	1,388	(414)
Prepaid expenses	(57)	1,168
Restricted cash and deposits	2,681	(3,298)
Sales taxes receivable	728	(595)
Accounts payable and other	(1,635)	1,884
Total net change in working capital	3,158	(1,505)
Items not affecting cash
Tax credits received	2,479	1,110
Interest paid	50	73
Share issue costs included in accounts payable and accrued liabilities	$ 655	$ 689